Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Asset Acquisition	The following tables
present the total cost of the asset acquisition and the allocation to the assets acquired and liabilities assumed based upon their relative fair value at the Asset Acquisition Date (dollars in thousands):

Amount
Cost of the asset acquisition
Base purchase price	$750
Contingent consideration	5,969
Direct transaction costs	284

Total cost of the asset acquisition	$7,003

Amount
Assets acquired
Cash and cash equivalents	$784
Restricted cash	826
Accounts receivable, net	696
Deposits and other	78
Property and equipment, net	76
Intangible assets, net:
Customer relationships	5,600
Acquired workforce	380

Total assets acquired	8,440

Liabilities assumed
Accounts payable	439
Accrued expenses and other	182
Short-term debt	816

Total liabilities assumed	1,437

Net identifiable assets acquired	$7,003